UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31

Date of reporting period: April 1, 2024 – September 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Payson Total Return Fund

PBFDX

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Payson Total Return Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.hmpayson.com/what-we-do/investment-management/total-return-fund/. You can also request this information by contacting us at (800) 805-8258.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Payson Total Return Fund	$41	0.80%

How did the Fund perform in the last six months?

The Payson Total Return Fund (the Fund) advanced in the six-month period ending September 30, 2024, but trailed the S&P 500 Index. The gain in the market has been driven largely by a handful of large cap technology companies (most of which are involved in the emerging field of artificial intelligence), as well as by better-than-expected US economic growth and declining inflation.

The Fund’s overweight in the Technology sector, in addition to an overweight in Industrials, were positive contributors, as was the Fund’s stock selection in Communication Services. Stock selection in Consumer Discretionary, Financials, and Industrials, were the largest negative contributors.

Total Return Based on a $10,000 Investment

Date	Payson Total Return Fund	S&P 500® Index
9/30/14	$10,000	$10,000
12/31/14	$10,257	$10,493
3/31/15	$10,246	$10,593
6/30/15	$10,494	$10,622
9/30/15	$9,448	$9,939
12/31/15	$9,775	$10,638
3/31/16	$9,842	$10,782
6/30/16	$9,894	$11,047
9/30/16	$10,491	$11,472
12/31/16	$10,785	$11,911
3/31/17	$11,556	$12,633
6/30/17	$11,796	$13,024
9/30/17	$12,496	$13,607
12/31/17	$13,127	$14,511
3/31/18	$13,335	$14,401
6/30/18	$13,730	$14,896
9/30/18	$14,904	$16,044
12/31/18	$12,892	$13,875
3/31/19	$14,645	$15,769
6/30/19	$15,149	$16,447
9/30/19	$15,354	$16,727
12/31/19	$16,975	$18,244
3/31/20	$13,843	$14,668
6/30/20	$17,146	$17,682
9/30/20	$18,544	$19,260
12/31/20	$20,456	$21,600
3/31/21	$22,339	$22,934
6/30/21	$23,882	$24,895
9/30/21	$23,856	$25,040
12/31/21	$26,787	$27,801
3/31/22	$25,651	$26,522
6/30/22	$22,121	$22,252
9/30/22	$20,955	$21,165
12/31/22	$22,873	$22,766
3/31/23	$23,646	$24,473
6/30/23	$25,728	$26,612
9/30/23	$25,528	$25,741
12/31/23	$28,158	$28,750
3/31/24	$31,488	$31,785
6/30/24	$32,462	$33,147
9/30/24	$33,393	$35,098

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Payson Total Return Fund	30.81%	16.81%	12.81%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$291,661,618
# of Portfolio Holdings	33
Portfolio Turnover Rate	48%
Investment Advisory Fees Paid	$828,694

Sector Weightings

(% total investments)*

Consumer Staples
2.4%
Energy
4.3%
Consumer Discretionary
8.9%
Health Care
8.9%
Financials
9.1%
Industrials
18.6%
Information Technology
47.8%
0%
10%
20%
30%
40%
50%
60%

Value	Value
Information Technology	47.8%
Industrials	18.6%
Financials	9.1%
Health Care	8.9%
Consumer Discretionary	8.9%
Energy	4.3%
Consumer Staples	2.4%

* excluding exchange traded funds

Asset Class Weightings

(% total net assets)

Value	Value
Common Stock	92.8%
Exchange Traded Fund	7.2%

Top Ten Holdings

(% total net assets)

SPDR Portfolio S&P 500 ETF	7.17%
Broadcom, Inc.	7.16%
Apple, Inc.	6.89%
NVIDIA Corp.	5.81%
Alphabet, Inc., Class A	5.63%
Meta Platforms, Inc., Class A	5.26%
Amazon.com, Inc.	4.81%
L3Harris Technologies, Inc.	3.83%
Microsoft Corp.	3.42%
Visa, Inc., Class A	3.17%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.hmpayson.com/what-we-do/investment-management/total-return-fund/.

Payson Total Return Fund

Semi-Annual Shareholder Report - September 30, 2024

230S-PBFDX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Payson Total
Return Fund
SEMI-ANNUAL FINANCIALS AND OTHER
INFORMATION // September 30, 2024
(Unaudited)

Payson Total Return Fund
Table of Contents
September 30, 2024
Schedule of Investments 4
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Other Information 15

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
See Notes to Financial Statements.

The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 92.7%
Consumer Discretionary - 8.3%
75,280 Amazon.com, Inc.(a) $ 14,026,922
1,775 AutoZone, Inc.(a) 5,591,321
10,900 The Home Depot, Inc. 4,416,680
24,034,923
Consumer Staples - 2.2%
10,325 Thermo Fisher Scientific, Inc. 6,386,735
Energy - 4.0%
34,202 Chevron Corp. 5,036,929
40,930 Marathon Petroleum Corp. 6,667,906
11,704,835
Financials - 8.4%
35,500 JPMorgan Chase & Co. 7,485,530
15,853 Mastercard, Inc., Class A 7,828,212
33,616 Visa, Inc., Class A 9,242,719
24,556,461
Health Care - 8.3%
43,035 AbbVie, Inc. 8,498,552
17,750 Amgen, Inc. 5,719,228
58,000 Merck & Co., Inc. 6,586,480
5,830 UnitedHealth Group, Inc. 3,408,684
24,212,944
Industrials - 17.2%
41,214 AMETEK, Inc. 7,076,856
21,460 Caterpillar, Inc. 8,393,435
23,750 Dover Corp. 4,553,825
13,300 Hubbell, Inc. 5,697,055
46,948 L3Harris Technologies, Inc. 11,167,521
64,000 nVent Electric PLC 4,496,640
56,327 Otis Worldwide Corp. 5,854,628
55,950 Terex Corp. 2,960,315
50,200,275
Information Technology - 44.3%
18,233 Accenture PLC, Class A 6,445,001
14,100 Adobe, Inc.(a) 7,300,698
99,000 Alphabet, Inc., Class A 16,419,150
Shares Security Description Value
Information Technology - 44.3% (continued)
86,226 Apple, Inc. $ 20,090,658
121,140 Broadcom, Inc. 20,896,650
25,830 CDW Corp. 5,845,329
8,244 Lam Research Corp. 6,727,764
26,780 Meta Platforms, Inc., Class A 15,329,943
23,215 Microsoft Corp. 9,989,414
139,500 NVIDIA Corp. 16,940,880
15,534 WEX, Inc.(a) 3,257,946
129,243,433
Total Common Stock (Cost $156,133,236) 270,339,606
Shares Security Description Value
Exchange Traded Fund - 7.2%
310,000 SPDR Portfolio S&P
500 ETF
(Cost $20,360,055) 20,928,100
Investments, at value - 99.9% (Cost
$176,493,291) $ 291,267,706
Other Assets & Liabilities, Net - 0.1% 393,912
Net Assets - 100.0% $ 291,661,618
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
See Notes to Financial Statements.

The Level 1 value displayed in this table is Common Stock and an
Exchange Traded Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 291,267,706
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 291,267,706

Payson Total Return Fund
Statement of Assets and Liabilities
September 30, 2024
See Notes to Financial Statements.

ASSETS
Investments, at value (Cost $176,493,291) $ 291,267,706
Cash 765,942
Receivables:
Fund shares sold 230,387
Dividends and interest 76,149
Prepaid expenses 26,862
Total Assets
292,367,046
LIABILITIES
Payables:
Fund shares redeemed 420,723
Distributions payable 87,434
Accrued Liabilities:
Investment adviser fees 139,346
Fund services fees 27,310
Other expenses 30,615
Total Liabilities
705,428
NET ASSETS
$ 291,661,618
COMPONENTS OF NET ASSETS
Paid-in capital $ 147,674,162
Distributable Earnings 143,987,456
NET ASSETS
$ 291,661,618
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 8,581,529
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 33.99

Payson Total Return Fund
Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024
See Notes to Financial Statements.

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $4,986) $ 1,568,847
Interest income 95,734
Total Investment Income
1,664,581
EXPENSES
Investment adviser fees 828,694
Fund services fees 165,194
Custodian fees 17,365
Registration fees 12,833
Professional fees 31,762
Trustees' fees and expenses 7,685
Other expenses 43,073
Total Expenses 1,106,606
NET INVESTMENT INCOME
557,975
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 12,431,499
Net change in unrealized appreciation (depreciation) on investments
3,628,664
NET REALIZED AND UNREALIZED GAIN
16,060,163
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 16,618,138

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.

For the Six
Months
Ended
September 30,
2024
For the Year
Ended
March 31, 2024
OPERATIONS
Net investment income $ 557,975 $ 1,580,899
Net realized gain 12,431,499 21,540,319
Net change in unrealized appreciation (depreciation) 3,628,664 48,081,775
Increase in Net Assets Resulting from Operations
16,618,138 71,202,993
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(530,185) (6,169,607)
CAPITAL SHARE TRANSACTIONS
Sale of shares 23,580,637 42,235,533
Reinvestment of distributions 337,193 5,574,275
Redemption of shares
(21,857,520) (77,745,174)
Increase (Decrease) in Net Assets from Capital Share Transactions
2,060,310 (29,935,366)
Increase in Net Assets
18,148,263 35,098,020
NET ASSETS
Beginning of Period
273,513,355 238,415,335
End of Period
$ 291,661,618 $ 273,513,355
SHARE TRANSACTIONS
Sale of shares 732,148 1,494,450
Reinvestment of distributions 10,072 198,090
Redemption of shares
(678,962) (2,806,667)
Increase (Decrease) in Shares
63,258 (1,114,127)

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.

These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2024
For the Years Ended March 31,
2024 2023 2022 2021 2020
NET ASSET VALUE,
Beginning of Period
$ 32.11 $ 24.75 $ 27.50 $ 27.20 $ 18.17 $ 19.37
INVESTMENT
OPERATIONS
Net investment income
(a) 0.07 0.17 0.29 0.14 0.17 0.15
Net realized and
unrealized gain (loss)
1.87 7.93 (2.45) 3.92 10.75 (1.20)
Total from Investment
Operations
1.94 8.10 (2.16) 4.06 10.92 (1.05)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.06) (0.18) (0.28) (0.14) (0.17) (0.15)
Net realized gain
– (0.56) (0.31) (3.62) (1.72) –
Total Distributions to
Shareholders
(0.06) (0.74) (0.59) (3.76) (1.89) (0.15)
NET ASSET VALUE, End
of Period
$ 33.99 $ 32.11 $ 24.75 $ 27.50 $ 27.20 $ 18.17
TOTAL RETURN
6.05%(b) 33.16% (7.81)% 14.82% 61.37% (5.48)%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 291,662 $ 273,513 $ 238,415 $ 222,344 $ 170,824 $ 104,475
Ratios to Average Net
Assets:
Net investment income 0.40%(c) 0.62% 1.17% 0.50% 0.72% 0.74%
Net expenses 0.80%(c) 0.81% 0.82% 0.82% 0.85% 0.86%
PORTFOLIO TURNOVER
RATE 48%(b) 65% 51% 87% 64% 25%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2024

Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 4, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair

Payson Total Return Fund
Notes to Financial Statements
September 30, 2024

value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2024, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any,

Payson Total Return Fund
Notes to Financial Statements
September 30, 2024

are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30,
2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s statement of assets and liabilities.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2024, the Fund had $515,942 at U.S. Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2024

Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the
Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2024 were $136,657,226 and $133,242,474, respectively.
Note 6. Federal Income Tax
As of September 30, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
Gross Unrealized Appreciation $ 115,002,579
Gross Unrealized Depreciation (228,164)
Net Unrealized Appreciation $ 114,774,415

Payson Total Return Fund
Notes to Financial Statements
September 30, 2024

As of March 31, 2024 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
Note 7. Information Technology Sector Risk
The Fund invests a significant portion of its assets in the information technology sector. Investments in information technology companies are vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many information technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Undistributed Ordinary Income
$ 781,612
Undistributed Long-Term Gain
16,093,602
Net Unrealized Appreciation
111,145,752
Other Temporary Differences
(121,463)
Total
$ 127,899,503

Payson Total Return Fund
Other Information
September 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of
Form N-CSR)
At the June 14, 2024 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between H.M. Payson & Co. (the “Adviser”) and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.

Payson Total Return Fund
Other Information
September 30, 2024

The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability, the staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund as compared to its primary benchmark index. The Board observed that the Fund outperformed its primary benchmark index, the S&P 500 Index, for the one-, three-, and five-
year periods ended March 31, 2024, and underperformed the primary benchmark for the 10-year period ended March 31, 2024, and for the period since the Fund’s inception on November 25, 1991. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic
Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund outperformed the average of its
Strategic Insight peers for the one-, three-, five-, and 10-year periods ended March 31, 2024. The Board noted the Adviser’s representation that the Fund’s relative outperformance could be attributed, at least in part, to the Adviser’s disciplined security selection process, as well as sector allocation relative to the index.
In consideration of the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and net total expenses of the Fund as compared to its Strategic Insight peer group. The Board observed that the Fund’s net advisory fee rate met the median of its Strategic Insight peer group and the Fund’s net total expense ratio was lower than the median of its
Strategic Insight peers. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that it does not assess the profitability of its relationship with the Fund separate and apart from that of the adviser as a whole, though administrative and compliance

Payson Total Return Fund
Other Information
September 30, 2024

costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the
Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s current asset levels, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the relatively stable asset levels in the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the
Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-SAR-0924

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 20, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 20, 2024